DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Kalera AS (“the Company”) and its subsidiaries is a hydroponic vertical farming company. The Company operates vertical hydroponic farms and related technology development facilities that produce various lettuce and micro–greens for the retail and food service markets. The Company is a private limited liability company incorporated under the laws of Norway, and its shares are listed on the Euronext Growth Oslo Exchange, a multilateral trading facility operated by the Oslo Stock Exchange. At December 31, 2021 the Company had four (4) large scale operating hydroponic farms (“farms” or “production facilities”) within Florida, Georgia, Texas and Kuwait and was building new farms in several locations, including Ohio, Colorado, Washington, Hawaii, Minnesota and Singapore. At the end of December 31, 2020, the Company had one (1) large scale production facility within Florida and was building new farms in Georgia and Texas.
In March 2020, the World Health Organization declared the spread of the coronavirus (“COVID–19”) a global pandemic. As a result of the pandemic, the vast majority of the Company’s customers in the foodservice and hospitality industries had to close their operations temporarily. These closures resulted in the loss of sales during the year ended December 31, 2020. During 2021, the industry recovered and the Company was able to increase its sales to its foodservice and hospitality customers.
Currently, all of the Company’s operations are operating normally, however, the extent to which COVID–19 and the related global economic crisis affect the Company’s business, results of operations and financial condition, will depend on future developments that are highly uncertain and cannot be predicted, including the scope and duration of the pandemic and any recovery period, future actions taken by governmental authorities, central banks and other third parties (including new financial regulation and other regulatory reform) in response to the pandemic, and the effects on our products, clients, vendors and employees. The Company continues to service its customers amid uncertainty and disruption linked to COVID–19 and is actively managing its business to respond to the impact.
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Description of Business:
Kalera Public Ltd Co. (“Kalera” or the “Company”) is the holding company of the Kalera group, originally formed in 2010. Together with its subsidiaries, Kalera is a leading hydroponic vertical farming company. The Company utilizes proprietary technology and plant and seed science to sustainably grow local, delicious, nutrient-rich, free from harmful pesticides, non-GMO leafy greens year-round for the retail and food service markets.
At June 30, 2022, the Company has five (5) large scale operating hydroponic farms (“farms” or “production facilities”) within Colorado, Florida, Georgia, Texas and Kuwait. The Company is building new farms in several locations, including Ohio, Washington, Hawaii, Minnesota and Singapore.
The Company is organized as a single operating segment. Substantially all of the assets and operations of the Company are located in the United States (“U.S.”).
Business Combination:
On June 28, 2022, (the “Closing Date”), Kalera SA (f/k/a Kalera AS) consummated a previously announced business combination (the “Business Combination”) pursuant to the business combination agreement and plan of reorganization (the “Business Combination Agreement”) dated January 30, 2022, by and among: (i) Agrico Acquisition Corp., a Cayman Islands exempted company (together with its successors, “Agrico”), (ii) the Company (f/k/a/ Figgreen Limited, an Irish private limited company then renamed “Kalera Public Limited Company,” in connection with the Business Combination), (iii) Kalera Cayman Merger Sub, a Cayman Islands exempted company (“Cayman Merger Sub”), (iv) Kalera Luxembourg Merger Sub SARL (“Lux Merger Sub” and, together with Cayman Merger Sub, the “Merger Subs”) and (v) Kalera AS, a Norwegian private limited liability company.
The Merger Subs were formed solely as vehicles for consummating the Business Combination, and the Merger Subs were direct wholly owned subsidiaries of Kalera SA. As of the Closing Date, the Merger Subs ceased to have a separate legal existence and Kalera SA became a wholly owned subsidiary of Kalera. Shortly after the Closing Date, Agrico elected to be treated as a “disregarded entity” for U.S. federal income tax purposes, and started its process of liquidation. Pursuant to the Business Combination Agreement:
a.On June 27, 2022, Cayman Merger Sub merged with and into Agrico, with Agrico continuing as the surviving entity and as a wholly owned subsidiary of Kalera (the “First Merger”). Agrico issued Agrico Class A ordinary shares to Kalera (the “Agrico Share Issuance”), and, in each case as consideration for the First Merger and the Agrico Share Issuance:
i.Agrico shareholders received shares in the capital of Kalera, and
ii.the holders of Agrico Warrants (as defined below) had their Agrico Warrants assumed by Kalera and adjusted to become exercisable for shares in the capital of Kalera.
b.    On the Closing Date, by way of a capital reduction (the “Kalera Capital Reduction”) pursuant to the Luxembourg Companies Act, and in each case as consideration for the ordinary shares of Kalera SA and the Kalera SA options being cancelled and ceasing to exist or being assumed (as applicable) upon completion of the Second Merger (as defined below):
i.Kalera SA shareholders (except Kalera) received shares in the capital of Kalera:
ii.The holders of in-the-money Kalera SA options received options in the capital of Kalera, (the “Kalera Options”) and
iii.Kalera SA options that were out-of-the money were cancelled.
c.    Immediately following the Kalera Capital Reduction, on the Closing Date, Lux Merger Sub merged with and into Kalera SA, with Kalera SA as the surviving entity of the Second Merger. Kalera SA issued shares to Kalera.
“Agrico Warrants” means warrants entitling the holder thereof to purchase one Agrico ordinary share at a price of $11.50 per share, including certain warrants purchased by DJCAAC LLC and Maxim Group LLC in a private placement at the time of the Agrico IPO for a purchase price of $1.00 per warrant, each of which is exercisable for one ordinary share.
The Business Combination is accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with United States (“U.S.”) generally accepted accounting principles. Under this method of accounting, Agrico is treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination is treated as the equivalent of the Company issuing stock for the net assets of Agrico, accompanied by a recapitalization. The net assets of Agrico are stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of the Company.
Nature of Operations, Liquidity and Going Concern Considerations:
Since inception, the Company has financed its operations primarily through the sale of shares of common stock and debt financing. The Company incurred net losses during the six months ended June 30, 2022 and 2021 of $(94,973) thousand and $(12,580) thousand, respectively, and has an accumulated deficit of $(157,579) thousand at June 30, 2022. The Company expects to continue to generate operating losses and consume significant cash resources for the foreseeable future. These operating losses and accumulated deficits raise substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the date these unaudited condensed consolidated financial statements are issued, meaning that the Company may be unable to continue operations for the foreseeable future or realize assets and discharge liabilities in the ordinary course of operations. The Company’s continuation as a going concern is dependent upon its ability to obtain additional operating capital, complete development of new seeds and produce, and attain profitability. The Company has implemented and continues to implement plans to fund its operations and finance its future development activities and its working capital needs. However, substantial doubt about the Company’s ability to continue as a going concern still exists.
In the first quarter of 2022, the Company executed a sale-leaseback transaction that raised approximately $8,100 thousand. In addition, during the first quarter of 2022 the Company entered into a convertible bridge financing facility for up to $20,000 thousand with $10,000 thousand currently committed. During the second quarter, the Company entered into a credit agreement with Farm Credit for $30,000 thousand with $20,000 thousand for capital expenditures and $10,000 thousand available for working capital.
In the third quarter of 2022, the Company entered into a securities purchase agreement with a single institutional investor to raise approximately $10,000 thousand through a private placement. The Company is also in negotiations for a second sale-leaseback transaction along with raising additional debt financing with a third-party lender.
If the Company continues to seek additional financing to fund its business activities in the future and there remains doubt about its ability to continue as a going concern, investors or other financing sources may be unwilling to provide additional funding on commercially reasonable terms, or at all. If the Company is unable to raise the necessary funds when needed or other strategic objectives are not achieved, it may not be able to continue its operations, or it could be required to modify its operations, which could slow future growth.
The accompanying unaudited condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and payments of liabilities in the ordinary course of business. Accordingly, the unaudited condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount of and classification of liabilities that may result should the Company be unable to continue as a going concern.